Assets Held for Sale (Details) - Schedule of Movement of Miners Held For Sale $ in Thousands		12 Months Ended
		Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Assets Held for Sale (Details) - Schedule of Movement of Miners Held For Sale [Line Items]
Qty, beginning balance		3,784	6,060
Value, beginning balance		$ 1,220	$ 1,211
Qty, Additions		2,148	6,122
Value, Additions		$ 403	$ 2,103
Qty, Dispositions		(1,781)	(5,748)
Value, Dispositions		$ (714)	$ (1,549)
Qty, Impairment		(3,120)	(2,650)
Value, Impairment		$ (388)	$ (545)
Qty, ending balance		1,031	3,784
Value, ending balance		$ 521	$ 1,220
Antminer S9 Miners Value [Member]
Assets Held for Sale (Details) - Schedule of Movement of Miners Held For Sale [Line Items]
Qty, beginning balance			6,060
Value, beginning balance	[1]		$ 1,211
Qty, Additions
Value, Additions	[1]
Qty, Dispositions			(3,982)
Value, Dispositions	[1]		$ (779)
Qty, Impairment			(2,078)
Value, Impairment	[1]		$ (432)
Qty, ending balance
Value, ending balance	[1]
Innosilicon T2T & T3, Canaan Avalon A10 and Antminer T15 & S15 Miners Value [Member]
Assets Held for Sale (Details) - Schedule of Movement of Miners Held For Sale [Line Items]
Qty, beginning balance		1,272
Value, beginning balance	[2]	$ 190
Qty, Additions		1,848	2,051
Value, Additions	[2]	$ 198	$ 325
Qty, Dispositions			(207)
Value, Dispositions	[2]		$ (22)
Qty, Impairment		(3,120)	(572)
Value, Impairment	[2]	$ (388)	$ (113)
Qty, ending balance			1,272
Value, ending balance	[2]		$ 190
MicroBT Whatsminer M20S Miners Value [Member]
Assets Held for Sale (Details) - Schedule of Movement of Miners Held For Sale [Line Items]
Qty, beginning balance		2,512
Value, beginning balance	[3]	$ 1,030
Qty, Additions			4,071
Value, Additions	[3]		$ 1,778
Qty, Dispositions		(1,781)	(1,559)
Value, Dispositions	[3]	$ (714)	$ (748)
Qty, Impairment
Value, Impairment	[3]
Qty, ending balance		731	2,512
Value, ending balance	[3]	$ 316	$ 1,030
Bitmain S19j Pro Miners Value [Member]
Assets Held for Sale (Details) - Schedule of Movement of Miners Held For Sale [Line Items]
Qty, beginning balance
Value, beginning balance	[4]
Qty, Additions		300
Value, Additions	[4]	$ 205
Qty, Dispositions
Value, Dispositions	[4]
Qty, Impairment
Value, Impairment	[4]
Qty, ending balance		300
Value, ending balance	[4]	$ 205

[1]

During 2021, the Company ceased using its Antminer S9 Miners. During the year ended December 31, 2022, 3,982 Antminer S9 Miners with a carrying amount of $779 were disposed for net proceeds of $101 resulting in a loss of $678. The remaining Antminer S9 Miners were not sold within 12 months since being classified as held for sale in 2021 due to the decline of the BTC price during the year ended December 31, 2022. As a result, those Miners were fully written off and an impairment loss of $432 was recognized.

[2]	Innosilicon T2T, Innosilicon T3, Canaan Avalon A10, Antminer T15 and Antminer S15 Miners During 2022, the Company ceased using Innosilicon T2T Miners, Canaan Avalon A10 Miners, Antminer T15 Miners and Antminer S15 Miners with plans to dispose of them within the next 12 months. During the year ended December 31, 2022, 207 Antminer T15 Miners with a carrying amount of $22 were disposed for net proceeds of $31 resulting in a gain of $9. In addition, due to the decline of the BTC price during the year ended December 31, 2022, the remaining Canaan Avalon A10 Miners, Antminer T15 Miners and Antminer S15 Miners were written off and an impairment loss of $113 was recognized. During the year ended December 31, 2023, the Company ceased using its Innosilicon T3 Miners with plans to dispose of them within the next 12 months. Due to the performance of these Miners, they were fully written off along with the remaining Innosilicon T2T Miners and an impairment loss of $388 was recognized.
[3]	MicroBT Whatsminer M20S Miners During 2022, the Company ceased using its MicroBT Whatsminer M20S Miners and planned to dispose of them within the next 12 months. During the year ended December 31, 2022, the Company sold 1,559 MicroBT Whatsminer M20S Miners with a carrying amount of $748 and disposed of them for net proceeds of $896 resulting in a gain of $148. During the year ended December 31, 2023, the Company sold 1,781 MicroBT Whatsminer M20S Miners with carrying amount of $714 and disposed of them for net proceeds of $407 resulting in a loss of 307. Management determined that the remaining MicroBT Whatsminer M20S Miners continue to meet the criteria to be classified as held for sale as of December 31, 2023.
[4]	S19j Pro Bitmain Miners During the year ended December 31, 2023, the Company ceased using 300 Bitmain S19j Pro Miners and planned to dispose of them within the next 12 months.